CONSOLIDATED STATEMENT OF CASH FLOWS (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Generated from Operations
Net Income	1,894	1,456	1,632
Depreciation and amortization	1,485	1,375	1,328
Deferred income taxes (Note 16)	562	276	352
Income from equity investments (Note 8)	(597)	(257)	(415)
Distributed earnings received from equity investments (Note 8)	605	376	393
Employee post-retirement benefits funding lower than/(in excess of) expense (Note 22)	50	9	(2)
Other	(22)	24	72
(Increase)/decrease in operating working capital (Note 24)	(334)	287	207
Net cash provided by operations	3,643	3,546	3,567
Investing Activities
Capital expenditures (Note 4)	(4,461)	(2,595)	(2,513)
Equity investments	(163)	(652)	(633)
Acquisitions, net of cash acquired (Note 25)	(216)	(214)	0
Deferred amounts and other	(280)	205	92
Net cash used in investing activities	(5,120)	(3,256)	(3,054)
Financing Activities
Dividends on common and preferred shares (Notes 19 and 20)	(1,308)	(1,248)	(1,185)
Distributions paid to non-controlling interests	(146)	(113)	(109)
Advances (to)/from affiliates, net	(297)	(235)	(2,090)
Notes payable (repaid)/issued, net	(492)	449	(224)
Long-term debt issued, net of issue costs	4,253	1,491	1,622
Repayment of long-term debt	(1,286)	(980)	(1,272)
Common shares issued	899	269	2,401
Partnership units of subsidiary issued, net of issue costs (Note 25)	384	0	321
Preferred shares redeemed (Note 20)	(200)	0	0
Net cash provided by/(used in) financing activities	1,807	(367)	(536)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	28	(15)	4
Increase/(Decrease) in Cash and Cash Equivalents	358	(92)	(19)
Beginning of year	537	629	648
End of year	895	537	629